Schedule of Investments

March 31, 2022 (Unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 11.9%

Communication Services - 0.8%
ALPHABET INC - CLASS A (2)	193	536,801
ALPHABET INC - CLASS C (2)	32	89,376
COMCAST CORP NEW CL A	741	34,694
ENTRAVISION COMMUNICTNS CORP	260	1,667
IDT CORPORATION (2)	253	8,625
INTERPUBLIC GROUP OF COS INC	760	26,942
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	449	920
META PLATFORMS INC (2)	1,360	302,410
OMNICOM GRP INC	358	30,387
OUTBRAIN INC. (2)	337	3,616
ZIFF DAVIS, INC.	215	20,808

		1,056,246

Consumer Discretionary - 0.9%
AMAZON.COM INC (2)	152	495,512
AUTOZONE INC (NEV) (2)	21	42,936
BEST BUY CO INC	444	40,360
BIGLARI HOLDINGS INC CL B (2)	5	723
CALERES INC	36	696
CAPRI HOLDINGS LIMITED (2)	206	10,586
CHICO'S FAS INC (2)	62	298
EBAY INC	2,450	140,287
ETHAN ALLEN INTERIORS INC	12	313
FORD MOTOR COMPANY	2,599	43,949
GREENLANE HOLDINGS, INC. (2)	512	287
HIBBETT, INC.	940	41,680
KOHLS CORP	106	6,409
LIQUIDITY SERVICES INC. (2)	32	548
LOWES COMPANIES INC	844	170,648
MACY'S INC.	1,765	42,995
O'REILLY AUTOMOTIVE INC (2)	46	31,508
QURATE RETAIL INC (A)	420	1,999
RED ROCK RESORTS INC. (A)	69	3,351
SKYLINE CHAMPION CORPORATION (2)	157	8,616
SMITH & WESSON BRANDS, INC.	166	2,512
TAPESTRY INC	370	13,746
TARGET CORPORATION	228	48,386
TESLA INC (2)	70	75,432
THOR INDUSTRIES INC	346	27,230
TOWN SPORTS INTL HLDG INC (2)	464	1
TRACTOR SUPPLY CO	152	35,472

		1,286,480

Consumer Staples - 0.6%
ALBERTSONS COMPANIES INC	819	27,232
ARCHER DANIELS MIDLAND CO	1,282	115,713
BUNGE LTD	159	17,619
COSTCO WHOLESALE CORP	200	115,170
FLOWERS FOODS INC NEW	10	257
GENERAL MILLS INC	2,932	198,555
KROGER CO	67	3,844
PROCTER & GAMBLE CO	89	13,599
TYSON FOODS INC	121	10,845
UNITED NATURAL FOODS INC (2)	31	1,282
WALMART INC	1,716	255,547

		759,663

Energy - 0.7%
APA Corporation	584	24,137
BAKER HUGHES COMPANY	19	692
Berry Corporation (bry)	95	980
BRISTOW GROUP INC (2)	119	4,413
CHAMPIONX CORP	32	783
CHENIERE ENERGY INC	27	3,744
CHEVRON CORP	1,002	163,156
CIVITAS RESOURCES INC	18	1,075
COMSTOCK RESOURCES INC (2)	34	444
CONOCOPHILLIPS	636	63,600
COTERRA ENERGY INC	14	378
DEVON ENERGY CORP	306	18,094
DIAMONDBACK ENERGY, INC	132	18,095
EOG RESOURCES INC	232	27,661
EQT CORPORATION	125	4,301
EXXON MOBIL CORP	1,540	127,189
HALLIBURTON CO HLDG CO	285	10,793
HESS CORPORATION	95	10,169
LAREDO PETROLEUM INC (2)	9	712
MARATHON PETROLEUM CORP	2,657	227,174
NINE ENERGY SERVICE INC (2)	250	935
ONEOK INC NEW	306	21,613
OVINTIV INC	458	24,764
PDC ENERGY INC	25	1,817
PHILLIPS 66	255	22,029
PIONEER NATURAL RESOURCES	13	3,250
RANGE RESOURCES CORP (2)	77	2,339
SCHLUMBERGER LTD	1,107	45,730
SM ENERGY CO	75	2,921
TARGA RESOURCES CORP	274	20,679
TEEKAY CORPORATION (2)	255	808
VALERO ENERGY CORP	500	50,770
Westmoreland Coal Co (2)(7)	410	0
WORLD FUEL SERVICES CORP	27	730

		905,975

Financials - 1.6%
ALLY FINANCIAL INC	677	29,436
AMERICAN FINL GROUP INC	130	18,931
AMERICAN INTL GROUP NEW	3,412	214,171
ARGO GROUP INTERNATIONAL HOLDINGS LTD	58	2,394
BANK OF NEW YORK MELLON CORP	1,766	87,647
Berkshire Hathaway I Class B (2)	2,355	831,103
CHARLES SCHWAB CORP	257	21,668
CHIMERA INVESTMENT CORP NEW	2,476	29,811
CUSTOMERS BANCORP INC (2)	8	417
FIDELITY NATIONAL FINANCIAL INC	1,842	89,963
FIRST AMERICAN FINANCIAL CORP	1,109	71,885
HARTFORD FINL SVCS GRP INC	357	25,636
MARSH & MCLENNAN COS INC	1,408	239,951
MEDLEY MANAGEMENT INC (2)(7)	25	0
META FINANCIAL GRP INC	172	9,446
MOELIS & CO	254	11,925
NORTHRIM BANCORP INC	202	8,801
ONEMAIN HOLDINGS INC	11	522
PIPER SANDLER COMPANIES	170	22,313
PRUDENTIAL FINANCIAL INC	559	66,057
PZENA INVESTMENT MANAGEMENT	407	3,264
RAIT Financial Trust (2)(7)	368	0
REGIONS FINANCIAL CORP NEW	1,701	37,864
SIEBERT FINANCIAL CORP (2)	121	261
SLM CORP	836	15,349
STATE STREET CORP	337	29,359
STEWART INFORMATION SVCS CRP	927	56,185
TIPTREE INC	70	900
WALKER & DUNLOP INC	120	15,530
WILLIS TOWERS WATSON PLC	361	85,275

		2,026,064

Healthcare - 2.2%
ABBVIE INC	1,456	236,032
ALAUNOS THERAPEUTICS, INC. (2)	334	218
AMERISOURCEBERGEN CORP	449	69,465
AMGEN INC	931	225,134
AMNEAL PHARMACEUTICALS INC (2)	442	1,843
ANTHEM INC	363	178,313
Assertio Holdings, Inc. (2)	266	763
AVALO THERAPEUTICS, INC. (2)	366	265
BIO-TECHNE CORP	42	18,188
BRISTOL-MYERS SQUIBB CO	565	41,262
CALYXT INC (2)	284	295
CARDINAL HEALTH INC	3,072	174,182
CATALENT INC (2)	266	29,499
CENTENE CORPORATION (2)	285	23,994
CENTOGENE N.V. (2)	138	581
CERNER CORP	333	31,155
CIGNA CORP	304	72,841
CVS HEALTH CORP	845	85,522
DANAHER CORP	35	10,267
Elanco Animal Health CVR - Rights (2)(7)	32	0
ELI LILLY & CO	290	83,047
ELOXX PHARMACEUTICALS, INC (2)	627	351
ENDO INTERNATIONAL PLC (2)	239	552
FULGENT GENETICS, INC. (2)	853	53,236
GENPREX, INC (2)	306	692
GILEAD SCIENCE INC	2,326	138,281
HCA HEALTHCARE INC	234	58,645
IDEXX LABORATORIES CORP (2)	18	9,847
JOHNSON AND JOHNSON	899	159,330
JOINT CORP (THE) (2)	205	7,255
LA JOLLA PHARMACEUTICAL CO (2)	153	653
LAB CORP OF AMERICA NEW	26	6,855
MCKESSON CORP	453	138,677
MERCK & CO INC	1,129	92,634
MODERNA, INC. (2)	454	78,206
NATIONAL HEALTHCARE CP	7	492
ONCOCYTE CORPORATION (2)	195	291
PALATIN TECHNOLOGIES INC NEW (2)	859	395
PFIZER INC	1,687	87,336
PREMIER INC. (A)	7	249
REGENERON PHARMACEUTICALS INC (2)	38	26,540
SESEN BIO INC (2)	435	262
STAAR SURGICAL CO (2)	23	1,838
THERMO FISHER SCIENTIFIC INC	126	74,422
UNITEDHEALTH GROUP INC (DEL)	772	393,697
VIATRIS INC.	1,834	19,954
WEST PHARMACEUTICAL SVCS INC	229	94,053
ZOETIS INC	615	115,983

		2,843,592
Industrials - 1.0%
ArcBest Corporation	64	5,152
AZZ INC	108	5,210
BOISE CASCADE COMPANY	479	33,276
BUILDERS FIRSTSOURCE INC (2)	2,414	155,800
COPART INC (2)	192	24,090
Covenant Logistics Group, Inc	48	1,033
EMCOR GROUP INC	371	41,786

ENCORE WIRE CORP	19	2,167
GENERAL DYNAMICS CORP	977	235,633
HILLENBRAND, INC	328	14,488
KARAT PACKAGING INC. (2)	29	576
LOCKHEED MARTIN CORP	413	182,298
MATSON INC	43	5,187
MILLER INDUSTRIES INC NEW	30	845
MUELLER INDS INC	544	29,468
NORDSON CORP	89	20,210
NORTHROP GRUMMAN CORP	361	161,446
NVENT ELECTRIC PLC	356	12,382
RAYTHEON TECHNOLOGIES CORPORATION	1,630	161,484
ROBERT HALF INTL INC	39	4,453
The Shyft Group, Inc.	74	2,672
UNITED PARCEL SERVICE INC	703	150,765
VECTRUS INC (2)	101	3,622

		1,254,043

Information Technology - 3.8%
A10 NETWORKS INC	1,348	18,805
ADVANCED MICRO DEVICES INC (2)	1,240	135,582
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (2)	1,799	98,315
AMERICAN SOFTWARE INC	149	3,105
AMKOR TECHNOLOGY INC	2,164	47,002
APPLE INC	6,551	1,143,870
APPLIED MATERIALS INC	1,050	138,390
AXCELIS TECHNOLOGIES INC (2)	155	11,707
CDK GLOBAL INC	1,070	52,088
CISCO SYSTEMS INC	800	44,608
CONCENTRIX CORPORATION	53	8,828
DIODES INC (2)	180	15,658
EXTREME NETWORKS INC (2)	153	1,868
HP INC	2,677	97,175
INTEL CORP	2,245	111,262
INTUIT INC	412	198,106
JABIL INC	1,801	111,176
KLA Corporation	102	37,338
MANHATTAN ASSOCIATES INC (2)	497	68,939
MICRON TECH INC	2,588	201,579
MICROSOFT CORP	4,758	1,466,936
MONGODB INC (2)	6	2,662
NORTONLIFELOCK INC	763	20,235
NVIDIA CORP	746	203,554
ORACLE CORPORATION	225	18,614
PHOTRONICS INC (2)	220	3,733
PLANTRONICS INC (2)	41	1,615
QUALCOMM INC	1,669	255,057
RIMINI STREET CORP (2)	170	986
SANMINA CORPORATION (2)	11	445
SS & C TECHNOLOGIES HLDGS INC	3,083	231,287
STARTEK INC (2)	239	1,059
SYNOPSYS INC (2)	108	35,993
TESSCO TECHNOLOGIES (2)	44	266
TEXAS INSTRUMENTS INC	684	125,500
ULTRA CLEAN HOLDINGS, INC. (2)	128	5,426

		4,918,769

Materials - 0.2%
ADVANSIX INC	12	613
ALCOA CORPORATION	61	5,492
CHEMOURS COMPANY	122	3,841
CLEVELAND-CLIFFS INC (2)	267	8,600
DOW INC	507	32,306
EAGLE MATERIALS INC	2	257
FREEPORT-MCMORAN INC	1,129	56,156
LOUISIANA PAC CORP	333	20,686

LYONDELLBASELL INDUSTRIES NV (A)	305	31,360
NEWMONT CORPORATION	4	318
NUCOR CORP	236	35,081
OLIN CORP	146	7,633
SCHNITZER STEEL INDUSTRIES	52	2,701
SOUTHERN COPPER CORP	4	304
STEEL DYNAMICS INC	134	11,180
UNITED STATES STEEL CORP	248	9,360

		225,888

Real Estate Investment Trust - 0.0%
ALTISOURCE PTF SOLU SA (2)		195	2,307
CORENERGY INFRASTRUCTURE TRUST INC REIT		885	2,717
RAFAEL HOLDINGS INC (2)		125	314
REDFIN CORPORATION (2)		232	4,185
SL GREEN REALTY CORP		293	23,786
Spirit MTA REIT Liquidating Trust (2)(7)		477	0
STRATUS PROPERTIES INC (2)		33	1,422
TRINITY PLACE HOLDINGS INC (2)		366	695

			35,426

Utilities - 0.1%
CONSTELLATION ENERGY CORPORATION		1,220	68,625
UGI CORP NEW		971	35,170

			103,795

Total Common Stocks (United States)	(Cost	$11,132,109)	15,415,941

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (8)		153	4,503

Total Preferred Stock (United States)	(Cost	$3,824)	4,503

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(7)		3	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(7)		1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		21	322
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		6	138
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(7)		1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		8	164
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		2	30

Total Warrants (United States)	(Cost	$374)	654

Registered Investment Companies - 43.5%

U.S. Fixed Income - 43.5%
Baird Core Plus Bond Fund - Class I		415,692	4,526,886
DoubleLine Total Return Bond Fund - Class I		316,768	3,110,658
Frost Total Return Bond Fund - Class I		279,232	2,795,109
Guggenheim Total Return Bond Fund - Class I		49,428	1,310,338
ISHARES CORE US AGGREGATE BOND ETF (9)		153,443	16,433,745
Lord Abbett High Yield Fund - Class I		547,360	4,559,505
PGIM Short-Term Corporate Bond Fund - Class Q		342,523	1,767,416
Pioneer Bond Fund - Class K		289,914	2,635,321
Segall Bryant & Hamill Plus Bond Fund - Class I		314,485	3,160,579
SPDR BLACKSTONE SENIOR LOAN ETF (3)(9)		364,932	16,407,343

Total Registered Investment Companies	(Cost	$57,927,235)	56,706,900

Money Market Registered Investment Companies - 32.5%

Meeder Institutional Prime Money Market Fund, 0.22% (5)		29,399,442	29,387,683
Morgan Stanley Government Institutional Fund, 0.23% (4)		12,822,232	12,822,232

Total Money Market Registered Investment Companies	(Cost	$42,208,435)	42,209,915

U.S. Government Obligations - 20.9%

U.S. Treasury Bill, 0.43%, 6/30/2022		27,150,000	27,113,017

Total U.S. Government Obligations	(Cost	$27,121,445)	27,113,017

Total Investments - 108.8%	(Cost	$138,393,422)	141,450,930

Liabilities less Other Assets - (8.8%)			(11,437,430)

Total Net Assets - 100.0%			130,013,500

Trustee Deferred Compensation (6)

Meeder Balanced Fund - Retail Class		1,345	17,243
Meeder Dynamic Allocation Fund - Retail Class		3,625	47,995
Meeder Muirfield Fund - Retail Class		2,217	20,108
Meeder Conservative Allocation Fund - Retail Class		392	8,910

Total Trustee Deferred Compensation	(Cost	$80,464)	94,256

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	4	6/17/2022	1,075,680	(9,320)
Mini MSCI EAFE Index Futures	34	6/17/2022	3,645,480	118,567
Mini MSCI Emerging Markets Index Futures	11	6/17/2022	619,025	30,505
Russell 2000 Mini Index Futures	17	6/17/2022	1,756,440	6,231
Standard & Poors 500 Mini Futures	8	6/17/2022	1,812,300	(27,404)

Total Futures Contracts	74		8,908,925	118,579

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$114,337,913	$118,579
Level 2 - Other Significant Observable Inputs	27,113,017	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$141,450,930	$118,579

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2022.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.

(6)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(7)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(8)	Preferred stock.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.